INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Expense (Benefit) at Australia Statutory Rate	$ (2,190,750)	$ (672,087)
Expenses Paid by Parent on Behalf of Foreign Subsidiary	1,113,419	156,410
R&D Refundable Tax Credit	(72,538)	(77,470)
Reduction of NOL Carryforward Due to R&D Tax Credit	72,538	77,470
Change in Deferred Tax Valuation Allowance	900,761	(355,636)
Foreign Exchange Rate Changes	104,032	793,843
Income Taxes Expense (Benefit)	$ (72,538)	$ (77,470)
Income Tax Expense (Benefit) at Australia Statutory Rate, Impact on Rate	(23.10%)	(19.26%)
Expenses paid by parent on behalf of foreign subsidiary, Impact on Rate	11.74%	4.48%
R&D Refundable Tax Credit, Impact on Rate, Impact on Rate	(0.76%)	(2.22%)
Reduction of NOL Carryforward Due to R&D Tax Credit, Impact on Rate	0.76%	2.22%
Change in deferred Tax Valuation Allowance, Impact on Rate	9.50%	(10.19%)
Foreign Exchange Rate Changes, Impact on Rate	1.10%	22.74%
Total Income Tax Expense (Benefit), Impact on Rate	(0.76%)	(2.22%)